Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
8. Investments
See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.
Investment Risks and Uncertainties
Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.
The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.
The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities (“ABS”), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.
Fixed Maturity and Equity Securities AFS
Fixed Maturity and Equity Securities AFS by Sector
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities (“CMBS”) and ABS.

	December 31, 2015					December 31, 2014
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$59,305	$3,763	$1,511	$—	$61,557	$59,532	$6,246	$421	$—	$65,357
U.S. Treasury and agency	36,183	3,638	128	—	39,693	34,391	4,698	19	—	39,070
Foreign corporate	27,218	1,005	1,427	1	26,795	28,395	1,934	511	—	29,818
RMBS	23,195	1,008	252	36	23,915	26,893	1,493	157	66	28,163
State and political subdivision	6,070	935	29	2	6,974	5,329	1,197	6	—	6,520
CMBS	6,547	114	82	—	6,579	7,705	241	33	—	7,913
ABS	6,665	40	138	—	6,567	8,206	102	82	—	8,226
Foreign government	3,178	536	108	—	3,606	3,153	761	70	—	3,844
Total fixed maturity securities	$168,361	$11,039	$3,675	$39	$175,686	$173,604	$16,672	$1,299	$66	$188,911
Equity securities
Common stock	$1,298	$46	$101	$—	$1,243	$1,236	$142	$26	$—	$1,352
Non-redeemable preferred stock	687	59	40	—	706	690	53	30	—	713
Total equity securities	$1,985	$105	$141	$—	$1,949	$1,926	$195	$56	$—	$2,065

The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $6 million with unrealized gains (losses) of less than $1 million and $5 million at December 31, 2015 and 2014, respectively.
Methodology for Amortization of Premium and Accretion of Discount on Structured Securities
Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.
Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$6,323	$38,390	$34,613	$52,628	$36,407	$168,361
Estimated fair value	$6,252	$39,432	$35,000	$57,941	$37,061	$175,686
Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, CMBS and ABS) are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2015				December 31, 2014
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$17,480	$1,078	$2,469	$433	$8,950	$260	$2,251	$161
U.S. Treasury and agency	11,683	125	248	3	3,933	6	982	13
Foreign corporate	8,823	669	4,049	759	7,052	397	1,165	114
RMBS	6,065	158	1,769	130	3,141	63	1,900	160
State and political subdivision	767	26	15	5	26	—	76	6
CMBS	2,266	42	509	40	772	20	461	13
ABS	3,211	54	1,817	84	3,147	45	732	37
Foreign government	961	91	87	17	327	32	265	38
Total fixed maturity securities	$51,256	$2,243	$10,963	$1,471	$27,348	$823	$7,832	$542
Equity securities
Common stock	$182	$99	$19	$2	$98	$26	$1	$—
Non-redeemable preferred stock	56	2	132	38	32	—	139	30
Total equity securities	$238	$101	$151	$40	$130	$26	$140	$30
Total number of securities in an unrealized loss position	4,167		807		1,997		642

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities
Evaluation and Measurement Methodologies
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.
The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

•
The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

•
When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management’s best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security’s cost and its estimated fair value with a corresponding charge to earnings.
The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.
In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.
Current Period Evaluation
Based on the Company’s current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.
Gross unrealized losses on fixed maturity securities increased $2.3 billion during the year ended December 31, 2015 to $3.7 billion. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.
At December 31, 2015, $271 million of the total $3.7 billion of gross unrealized losses were from 50 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.
Investment Grade Fixed Maturity Securities
Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $187 million, or 69%, were related to gross unrealized losses on 27 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.
Below Investment Grade Fixed Maturity Securities
Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $84 million, or 31%, were related to gross unrealized losses on 23 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily utility and industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.
Equity Securities
Gross unrealized losses on equity securities increased $85 million during the year ended December 31, 2015 to $141 million. Of the $141 million, $31 million were from eight securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $31 million, 68% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2015		2014
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans
Commercial	$33,440	62.3%	$32,482	66.2%
Agricultural	11,663	21.7	11,033	22.5
Residential	8,562	15.9	5,494	11.2
Subtotal	53,665	99.9	49,009	99.9
Valuation allowances	(257)	(0.5)	(258)	(0.5)
Subtotal mortgage loans, net	53,408	99.4	48,751	99.4
Residential — FVO	314	0.6	308	0.6
Total mortgage loans, net	$53,722	100.0%	$49,059	100.0%
The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended December 31, 2015, 2014 and 2013 were $3.0 billion, $1.9 billion and $2.3 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $1.3 billion and $1.8 billion during the years ended December 31, 2015, 2014 and 2013, respectively.
Purchases of mortgage loans from third parties were $3.9 billion and $4.7 billion for the years ended December 31, 2015 and 2014, respectively.
Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential — FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.
Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2015
Commercial	$—	$—	$—	$57	$57	$33,383	$165	$57	$120
Agricultural	45	43	3	22	21	11,599	34	61	60
Residential	—	—	—	141	131	8,431	55	131	84
Total	$45	$43	$3	$220	$209	$53,413	$254	$249	$264
December 31, 2014
Commercial	$75	$75	$24	$84	$84	$32,323	$158	$135	$298
Agricultural	47	45	2	14	13	10,975	33	56	76
Residential	—	—	—	40	37	5,457	41	37	17
Total	$122	$120	$26	$138	$134	$48,755	$232	$228	$391

The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $430 million, $151 million and $2 million, respectively, for the year ended December 31, 2013.
Valuation Allowance Rollforward by Portfolio Segment
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2013	$256	$48	$—	$304
Provision (release)	(43)	3	19	(21)
Charge-offs, net of recoveries	—	(11)	—	(11)
Balance at December 31, 2013	213	40	19	272
Provision (release)	(8)	(4)	27	15
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Balance at December 31, 2014	182	35	41	258
Provision (release)	2	2	30	34
Charge-offs, net of recoveries	(19)	—	(16)	(35)
Balance at December 31, 2015	$165	$37	$55	$257

Valuation Allowance Methodology
Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan’s observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company’s experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.
Commercial and Agricultural Mortgage Loan Portfolio Segments
The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.
All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.
For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company’s ongoing review of its commercial mortgage loan portfolio.
For agricultural mortgage loans, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.
Residential Mortgage Loan Portfolio Segment
The Company’s residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company’s historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.
For residential mortgage loans, the Company’s primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.
Credit Quality of Commercial Mortgage Loans
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%	$28,828	$909	$408	$30,145	90.2%	$30,996	90.5%
65% to 75%	2,550	138	61	2,749	8.2	2,730	8.0
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	208	115	223	546	1.6	519	1.5
Total	$31,586	$1,162	$692	$33,440	100.0%	$34,245	100.0%
December 31, 2014
Loan-to-value ratios
Less than 65%	$26,810	$746	$761	$28,317	87.2%	$29,860	87.7%
65% to 75%	2,783	391	86	3,260	10.0	3,322	9.8
76% to 80%	109	—	8	117	0.4	121	0.3
Greater than 80%	384	256	148	788	2.4	736	2.2
Total	$30,086	$1,393	$1,003	$32,482	100.0%	$34,039	100.0%

Credit Quality of Agricultural Mortgage Loans
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios
Less than 65%	$10,975	94.1%	$10,462	94.8%
65% to 75%	609	5.2	469	4.2
76% to 80%	21	0.2	17	0.2
Greater than 80%	58	0.5	85	0.8
Total	$11,663	100.0%	$11,033	100.0%

The estimated fair value of agricultural mortgage loans was $11.9 billion and $11.4 billion at December 31, 2015 and 2014, respectively.
Credit Quality of Residential Mortgage Loans
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Performance indicators
Performing	$8,261	96.5%	$5,345	97.3%
Nonperforming	301	3.5	149	2.7
Total	$8,562	100.0%	$5,494	100.0%

The estimated fair value of residential mortgage loans was $8.8 billion and $5.6 billion at December 31, 2015 and 2014, respectively.
Past Due and Interest Accrual Status of Mortgage Loans
The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans — 60 days and agricultural mortgage loans — 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Nonaccrual Status
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Commercial	$—	$—	$—	$75
Agricultural	103	1	46	41
Residential	301	149	301	149
Total	$404	$150	$347	$265

Mortgage Loans Modified in a Troubled Debt Restructuring
For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2015 and 2014, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.
Other Invested Assets
Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See “— Related Party Investment Transactions” for information regarding loans to affiliates and annuities funding structured settlement claims.
Tax Credit Partnerships
The carrying value of tax credit partnerships was $1.6 billion at both December 31, 2015 and 2014. Losses from tax credit partnerships included within net investment income were $163 million, $152 million, and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Leveraged and Direct Financing Leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2015		2014
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,238	$376	$1,320	$406
Estimated residual values	755	57	827	57
Subtotal	1,993	433	2,147	463
Unearned income	(615)	(159)	(686)	(178)
Investment in leases, net of non-recourse debt	$1,378	$274	$1,461	$285

Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all leveraged lease receivables and direct financing rental receivables were performing.
The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2015 and 2014.
The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2015		2014		2013
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Income from investment in leases	$48	$20	$51	$19	$60	$17
Less: Income tax expense on leases	17	7	18	7	21	6
Investment income after income tax	$31	$13	$33	$12	$39	$11
Cash Equivalents
The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.9 billion and $1.0 billion at December 31, 2015 and 2014, respectively.
Net Unrealized Investment Gains (Losses)
Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Fixed maturity securities	$7,331	$15,374	$8,521
Fixed maturity securities with noncredit OTTI losses in AOCI	(39)	(66)	(149)
Total fixed maturity securities	7,292	15,308	8,372
Equity securities	27	173	83
Derivatives	2,208	1,649	361
Other	137	87	5
Subtotal	9,664	17,217	8,821
Amounts allocated from:
Future policy benefits	(7)	(1,964)	(610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	—	(3)	5
DAC, VOBA and DSI	(572)	(918)	(721)
Policyholder dividend obligation	(1,783)	(3,155)	(1,771)
Subtotal	(2,362)	(6,040)	(3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	14	25	51
Deferred income tax benefit (expense)	(2,542)	(3,928)	(2,070)
Net unrealized investment gains (losses)	4,774	7,274	3,705
Net unrealized investment gains (losses) attributable to noncontrolling interests	(1)	(1)	(1)
Net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$4,773	$7,273	$3,704
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$(66)	$(149)
Noncredit OTTI losses and subsequent changes recognized	5	10
Securities sold with previous noncredit OTTI loss	105	41
Subsequent changes in estimated fair value	(83)	32
Balance at December 31,	$(39)	$(66)
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$7,273	$3,704	$6,339
Fixed maturity securities on which noncredit OTTI losses have been recognized	27	83	107
Unrealized investment gains (losses) during the year	(7,580)	8,313	(11,205)
Unrealized investment gains (losses) relating to:
Future policy benefits	1,957	(1,354)	4,510
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	3	(8)	(7)
DAC, VOBA and DSI	346	(197)	510
Policyholder dividend obligation	1,372	(1,384)	2,057
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(11)	(26)	(35)
Deferred income tax benefit (expense)	1,386	(1,858)	1,428
Net unrealized investment gains (losses)	4,773	7,273	3,704
Net unrealized investment gains (losses) attributable to noncontrolling interests	—	—	—
Balance at December 31,	$4,773	$7,273	$3,704
Change in net unrealized investment gains (losses)	$(2,500)	$3,569	$(2,635)
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	—	—	—
Change in net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$(2,500)	$3,569	$(2,635)
Concentrations of Credit Risk
There were no investments in any counterparty that were greater than 10% of the Company’s equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.
Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2015	2014
	(In millions)
Securities on loan: (1)
Amortized cost	$16,257	$19,099
Estimated fair value	$17,700	$21,185
Cash collateral on deposit from counterparties (2)	$18,053	$21,635
Security collateral on deposit from counterparties (3)	$22	$19
Reinvestment portfolio — estimated fair value	$18,138	$22,046
______________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2015
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$6,260	$7,421	$4,303	$17,984	99.6%
U.S. corporate	1	41	—	42	0.3
Agency RMBS	—	6	21	27	0.1
Foreign corporate	—	—	—	—	—
Foreign government	—	—	—	—	—
Total	$6,261	$7,468	$4,324	$18,053	100.0%

	December 31, 2014
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$7,346	$7,401	$3,912	$18,659	86.2%
U.S. corporate	109	148	—	257	1.2
Agency RMBS	—	387	2,015	2,402	11.1
Foreign corporate	152	89	—	241	1.1
Foreign government	22	54	—	76	0.4
Total	$7,629	$8,079	$5,927	$21,635	100.0%
______________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.
If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $6.1 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.
The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, agency RMBS, ABS, U.S. and foreign corporate securities) with 66% invested in U.S. Treasury and agency securities, agency RMBS, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.
Invested Assets on Deposit and Pledged as Collateral
Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2015	2014
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,245	$1,421
Invested assets pledged as collateral (1)	19,011	20,712
Total invested assets on deposit and pledged as collateral	$20,256	$22,133
______________

(1)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).
See “— Securities Lending” for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.
Purchased Credit Impaired Investments
Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired (“PCI”) investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2015	2014
	(In millions)
Outstanding principal and interest balance (1)	$5,139	$4,614
Carrying value (2)	$3,937	$3,651
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	Years Ended December 31,
	2015	2014
	(In millions)
Contractually required payments (including interest)	$1,401	$820
Cash flows expected to be collected (1)	$1,222	$644
Fair value of investments acquired	$905	$433
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	Years Ended December 31,
	2015	2014
	(In millions)
Accretable yield, January 1,	$1,883	$2,431
Investments purchased	317	211
Accretion recognized in earnings	(276)	(217)
Disposals	(48)	(47)
Reclassification (to) from nonaccretable difference	(92)	(495)
Accretable yield, December 31,	$1,784	$1,883
Collectively Significant Equity Method Investments
The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.2 billion at December 31, 2015. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2015. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.
As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) from continuing operations for only one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.
The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $397.9 billion and $351.0 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $64.1 billion and $32.1 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $23.4 billion, $33.7 billion and $25.0 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).
Variable Interest Entities
The Company has invested in certain structured transactions (including consolidated securitization entities (“CSEs”)) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE’s primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party’s relationship with or involvement in the entity, an estimate of the entity’s expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE’s expected losses, receive a majority of a VIE’s expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.
Consolidated VIEs
Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

	December 31,
	2015		2014
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Fixed maturity securities (1)	$104	$50	$163	$78
Other investments (2)	89	13	121	30
Total	$193	$63	$284	$108
______________

(1)
The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for each of the years ended December 31, 2015, 2014 and 2013.

(2)
Other investments is comprised of other invested assets, other limited partnership interests, CSEs reported within FVO securities and real estate joint ventures. The Company consolidates CSEs which are entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2015 and 2014. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was less than $1 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Effective March 31, 2014, as a result of a quarterly reassessment in the first quarter of 2014, the Company deconsolidated an open ended core real estate fund, based on the terms of a revised partnership agreement. At December 31, 2013, the Company had consolidated this real estate fund. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. As a result of the deconsolidation in 2014, supplemental disclosures of cash flow information on the consolidated statements of cash flows for the year ended December 31, 2014 includes reductions in redeemable noncontrolling interests, long-term debt and real estate and real estate joint ventures.
Unconsolidated VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2015		2014
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, CMBS and ABS) (2)	$37,061	$37,061	$44,302	$44,302
U.S. and foreign corporate	1,593	1,593	1,919	1,919
Other limited partnership interests	2,874	3,672	3,722	4,833
Other invested assets	1,564	2,116	1,683	2,003
Real estate joint ventures	31	44	52	74
Total	$43,123	$44,486	$51,678	$53,131
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.
As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Investment income:
Fixed maturity securities	$7,930	$8,260	$8,279
Equity securities	91	86	78
Trading and FVO securities — Actively traded and FVO general account securities (1)	(15)	23	43
Mortgage loans	2,514	2,378	2,405
Policy loans	435	448	440
Real estate and real estate joint ventures	743	725	699
Other limited partnership interests	519	721	633
Cash, cash equivalents and short-term investments	25	26	32
Operating joint venture	9	2	(4)
Other	202	61	21
Subtotal	12,453	12,730	12,626
Less: Investment expenses	876	838	844
Subtotal, net	11,577	11,892	11,782
FVO CSEs — interest income:
Securities	—	1	3
Subtotal	—	1	3
Net investment income	$11,577	$11,893	$11,785
______________

(1)
Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($18) million, ($14) million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of affiliated net investment income and investment expenses.
The Company has a trading securities portfolio, principally invested in fixed maturity securities, to support investment strategies that involve the active and frequent purchase and sale of actively traded securities and the execution of short sale agreements. FVO securities include certain fixed maturity and equity securities held-for-investment by the general account to support asset/liability management strategies for certain insurance products and securities held by CSEs.

Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Consumer	$(21)	$(6)	$(12)
Utility	(15)	—	(48)
Finance	—	—	(4)
Communications	—	—	(2)
Total U.S. and foreign corporate securities	(36)	(6)	(66)
RMBS	(17)	(20)	(62)
State and political subdivision	(1)	—	—
OTTI losses on fixed maturity securities recognized in earnings	(54)	(26)	(128)
Fixed maturity securities — net gains (losses) on sales and disposals	(114)	(99)	177
Total gains (losses) on fixed maturity securities	(168)	(125)	49
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(37)	(5)	(2)
Non-redeemable preferred stock	—	(16)	(17)
OTTI losses on equity securities recognized in earnings	(37)	(21)	(19)
Equity securities — net gains (losses) on sales and disposals	—	42	6
Total gains (losses) on equity securities	(37)	21	(13)
Trading and FVO securities — FVO general account securities	—	1	11
Mortgage loans	(90)	(36)	31
Real estate and real estate joint ventures	430	252	(15)
Other limited partnership interests	(66)	(69)	(41)
Other	(18)	(108)	5
Subtotal	51	(64)	27
FVO CSEs:
Securities	—	—	2
Long-term debt — related to securities	—	(1)	(2)
Non-investment portfolio gains (losses)	208	208	21
Subtotal	208	207	21
Total net investment gains (losses)	$259	$143	$48
See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.
Gains (losses) from foreign currency transactions included within net investment gains (losses) were $125 million, $132 million and less than $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Sales or Disposals and Impairments of Fixed Maturity and Equity Securities
Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$60,957	$44,906	$45,538	$105	$128	$144
Gross investment gains	$584	$260	$556	$28	$46	$25
Gross investment losses	(698)	(359)	(379)	(28)	(4)	(19)
OTTI losses	(54)	(26)	(128)	(37)	(21)	(19)
Net investment gains (losses)	$(168)	$(125)	$49	$(37)	$21	$(13)
Credit Loss Rollforward
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$263	$277
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	14	1
Additional impairments — credit loss OTTI on securities previously impaired	15	15
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(102)	(30)
Increase in cash flows — accretion of previous credit loss OTTI	(2)	—
Balance at December 31,	$188	$263
Related Party Investment Transactions
The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Estimated fair value of invested assets transferred to affiliates	$1,003	$97	$781
Amortized cost of invested assets transferred to affiliates	$941	$89	$688
Net investment gains (losses) recognized on transfers	$62	$8	$93
Estimated fair value of invested assets transferred from affiliates	$237	$882	$882

In 2013, prior to the Mergers, the Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 6 for additional information on the Mergers.
In July 2014, prior to the Mergers, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.9 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $250 million at 7.44% due on September 30, 2016, $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $445 million at 5.64% due on July 15, 2021 and $480 million at 5.86% due on December 16, 2021. The carrying value of these MetLife, Inc. affiliated loans totaled $2.0 billion at both December 31, 2015 and 2014 which are included in other invested assets. Net investment income from these affiliated loans was $95 million, $92 million and $90 million for the years ended December 31, 2015, 2014 and 2013, respectively.
As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded an unpaid claim obligation of equal amounts, were $1.3 billion at December 31, 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $63 million for the year ended December 31, 2015.
The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, totaling $100 million at both December 31, 2015 and 2014. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million and less than $1 million for the years ended December 31, 2015 and 2014, respectively.
The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $157 million, $179 million and $172 million for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2015, 2014 and 2013.
See “— Mortgage Loans — Mortgage Loans by Portfolio Segment” for discussion of mortgage loan participation agreements with affiliates.